Subsequent Events - Call of 2013-B Notes (Details) - Consolidated VIEs - Asset-backed securities - Springleaf FundingTrust 2013 B - USD ($) $ in Millions	Feb. 16, 2016	Jun. 19, 2013
Subsequent events
Amount of notes sold under private securitization transaction		$ 256
Subsequent Event [Member]
Subsequent events
Debt instrument, redemption price	$ 371
Amount excluded from the redemption price	30
Amount of notes sold under private securitization transaction	$ 400